Loans and Allowance for Credit Losses - Summary of Loans by Portfolio Class and Company's Internal Credit Quality Rating (Parenthetical) (Detail) - Government National Mortgage Association [Member]
$ in Billions
Dec. 31, 2019 USD ($)
Financing Receivable, Recorded Investment [Line Items]
Restructured GNMA loans,classified with a pass rating	$ 1.7
GNMA loans 90 days or more past due, classified with a pass rating	$ 1.6